Discontinued Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		$ 927		$ 2,609
Costs and expenses		(1,813)		(4,077)
Loss before income taxes		(886)		(1,468)
Income taxes		346		573
Loss from discontinued operations	$ 0	$ (540)	$ 0	$ (895)
Loss from discontinued operations per share
Basic	$ 0.00	$ (0.01)	$ 0.00	$ (0.02)
Diluted	$ 0.00	$ (0.01)	$ 0.00	$ (0.02)